Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 6 — Fair Value Measurements

Financial Instruments

The Company’s financial instruments measured at fair value on a recurring basis consist of notes payable where the fair value option was elected, freestanding warrants and embedded conversion options that required to be bifurcated and accounted for separately as derivative financial instruments. The table below sets forth the financial instruments measured at fair value on a recurring basis, by level within the fair value hierarchy, as of June 30, 2024 and December 31, 2023.

	June 30, 2024
	Level 1	Level 2	Level 3	Total
Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023	$—	$—	$18,014,033	$18,014,033
Total Notes Payable, Fair Value Option	$—	$—	$18,014,033	$18,014,033

Derivative Liabilities
Warrants	$—	$—	$2,774,918	$2,774,918
Total Derivative Liabilities	$—	$—	$2,774,918	$2,774,918
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023	$—	$—	$20,082,880	$20,082,880
Total Notes Payable, Fair Value Option	$—	$—	$20,082,880	$20,082,880

Derivative Liabilities
Warrants	$—	$—	$2,882,692	$2,882,692
Total Derivative Liabilities	$—	$—	$2,882,692	$2,882,692

The table below compares the aggregate unpaid balance on the 2023 Convertible Notes (see Note 7 — Debt for defining of such terms) to the fair value option for such notes as of June 30, 2024:

Unpaid balance	Amount
Outstanding principal amount	$16,000,000
Interest expense payable	1,586,667
Mandatory premium amount	5,276,000
Unpaid balance	$22,862,667

Fair value option	Amount
Notes payable, fair value option	$18,014,033
Interest expense payable	1,586,667
Total fair value option reported	$19,600,700

As of June 30, 2024 and December 31, 2023, the Company used the Monte Carlo simulation to estimate the fair value of the notes payable and the Black-Scholes-Merton model to estimate the fair value of the warrants, which both included assumptions such as risk-free rate, volatility, and expected term. After determining the fair value of the notes payable and warrants, the Company implemented the probability-weighted expected return method (“PWERM”), which considered the probability of success and failure of the Company. Changes in any of the assumptions used in the valuation models may result in significantly higher or lower fair value measurements. The following assumptions were used to fair value the notes payable and warrants:

	June 30, 2024		December 31, 2023
	Notes Payable	Warrants	Notes Payable	Warrants
Expected volatility	32.00%	75.00%	34.00%	77.00%
Risk-free interest rate	5.47%	4.39%	5.14%	3.81%
Dividend yield	—	—	—	—
Term (years)	0.06	4.40	0.55	4.89
Success probability	15.00%	15.00%	15.00%	15.00%

A reconciliation of the Company’s Level 3 balance is as follows:

Level 3 Balance at December 31, 2023	$22,965,572
Unrealized gain recognized in earnings	(2,176,621)
Level 3 Balance at June 30, 2024	$20,788,951

For the three months ended June 30, 2024 and 2023, there was an unrealized gain $1,193,188 and $185,011, respectively, and for the six months ended June 30, 2024 and 2023, there was an unrealized gain of $2,176,621 and $185,011, respectively, on mark-to-market of the warrants and change in fair value of the notes payable recorded in the accompanying Condensed Consolidated Statement of Operations.

The Company separates interest expense from the full change in fair value of the notes payable and presents that amount in Interest expense in the accompanying Condensed Consolidated Statement of Operations. The remainder of the change in fair value of the notes payable are presented in Unrealized gain on fair value of notes payable in the accompanying Condensed Consolidated Statement of Operations.

The carrying amounts of the Company’s cash, related party note receivable, accounts payable, and accrued expenses approximate their fair values because of the short-term maturities or liquid nature of these assets and liabilities.

Fair Value of Non-Financial Assets and Liabilities

Non-financial assets and liabilities that are initially measured at fair value are comprised of asset retirement obligations and stock-based compensation.

The Company did not add any asset retirement obligations during three and six months ended June 30, 2024 and 2023.

The Company measures stock-based compensation based on the fair value of the award on the date of grant. During the six months ended June 30, 2024, a member of the Company’s Board of Directors elected to receive their first quarter 2024 compensation in the form of common stock of the Company. The Company measured the fair value of the award at $3,030 based on the price per share the Company received when it sold common stock in private placements near the time of the compensation award.

Note 7 — Fair Value Measurements

Financial Instruments

The Company’s financial instruments measured at fair value on a recurring basis consist of notes payable where the fair value option was elected, freestanding warrants and embedded conversion options that required to be bifurcated and accounted for separately as derivative financial instruments. The tables below set forth the financial instruments measured at fair value on a recurring basis, by level within the fair value hierarchy, as of December 31, 2023 and 2022.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Notes Payable, Fair Value Option
Convertible notes issued to Kips Bay Select, LP and Cyber One, Ltd. in November 2023	$—	$—	$20,082,880	$20,082,880
Total Notes Payable, Fair Value Option	$—	$—	$20,082,880	$20,082,880

Derivative Liabilities
Warrants	$—	$—	$2,882,692	$2,882,692
Total Derivative Liabilities	$—	$—	$2,882,692	$2,882,692
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Derivative Liabilities
Bifurcated conversion options	$—	$—	$171,025	$171,025
Warrants	—	—	13,986	13,986
Total Derivative Liabilities	$—	$—	$185,011	$185,011

As of December 31, 2023 and 2022, the Company used a Black-Scholes-Merton model to estimate the fair value of the conversion options and warrants, which included assumptions such as risk-free rate, volatility, and expected term to estimate the fair value of the conversion options and the warrants. After determining the fair value using the Black-Scholes-Merton model, such fair value was multiplied times the assumed ownership percentage from the conversion. After multiplying the fair value estimated by the Black Scholes-Merton model times the assumed ownership percentage from the conversion, the Company implemented the probability-weighted expected return method (PWERM), which considered the probability of success and failure of the Company. The following range of assumptions were used to fair value the notes payable, conversion options, and warrants;

	December 31, 2023		December 31, 2022
	Notes Payable	Warrants	Conversion Options	Warrants
Expected volatility	34.00%	77.00%	54.00%	63.00%
Risk-free interest rate	5.14%	3.81%	4.53%	4.36% – 4.37%
Dividend yield	—	—	—	—
Term (years)	0.55	4.89	0.33	1.98 – 2.03
Success probability	15.00%	15.00%	15.00%	15.00%

The Company calculated the following weighted-average assumptions based on fair values of the notes payable, bifurcated conversion options, and warrants:

	December 31, 2023		December 31, 2022
	Notes Payable	Warrants	Conversion Options	Warrants
Expected volatility	34.00%	77.00%	54.00%	63.00%
Risk-free interest rate	5.14%	3.81%	4.53%	4.37%
Dividend yield	—	—	—	—
Term (years)	0.55	4.89	0.33	2.00
Success probability	15.00%	15.00%	15.00%	15.00%

As of December 31, 2023, the Company’s outstanding notes have a fair value of $20,082,880. The significant inputs into the fair value measurement includes the repayment period and the discount rate, which are classified as Level 3 inputs. We elected the fair value option under ASC 825, Financial Instruments for the outstanding notes to simplify the accounting.

A reconciliation of the Company’s Level 3 balance is as follows:

Level 3 Balance at December 31, 2022	$185,011
Unrealized loss recognized in earnings	226,830
Extinguishment of derivative liability due to cancellation of warrants	(84,447)
Notes payable issued in 2023 where the fair value option was elected	20,053,936
Derivative liability from the warrants issued in 2023	2,584,242
Level 3 Balance at December 31, 2023	$22,965,572

For the years ended December 31, 2023 and 2022, there was an unrealized loss of $226,830 and an unrealized gain of $142,698, respectively on mark-to-market of the bifurcated conversion options and warrants, and change in fair value of notes payable recorded in the accompanying Consolidated Statements of Operations. During the year ended December 31, 2023, a derivative liability of $2,584,242 was recognized upon the issuance of warrants under the Securities Purchase Agreement (see details in Note 8 — Debt).

The carrying amounts of the Company’s cash, related party note receivable, accounts payable, and accrued expenses approximate their fair values because of the short-term maturities or liquid nature of these assets and liabilities.

Fair Value of Non-Financial Assets and Liabilities

Non-financial assets and liabilities that are initially measured at fair value are comprised of ARO and stock-based compensation.

The Company did not add any ARO during the year ended December 31, 2023 or 2022.

The Company measures stock-based compensation based on the fair value of the award on the date of grant. During the year ended During the year ended December 31, 2023, the Company issued shares of its common stock as a one-time employee compensation arrangement for joining the Company as Executive Officer in the amount of $909,218. During the year ended December 31, 2022, the Company issued shares of its common stock as nonemployee compensation to a consultant for strategic financing services in the amount of $2,499,500. The fair value was based on the price the Company received when it sold common stock in private placements near the time of the compensation awards.